Accounting policies - Foreign currency transactions (Details)	12 Months Ended			36 Months Ended
	Dec. 31, 2024 Argentian_peso / € stage	Dec. 31, 2023 Argentian_peso / €	Dec. 31, 2018	Dec. 31, 2018
Disclosure Of Accounting Policies [Abstract]
Number of consecutive stages | stage	2
Inflation rate	117.80%	211.20%	48.00%	147.00%
Closing foreign exchange rate	1,071.16	893.63
Closing foreign exchange rate, applied, hyperinflationary economy	1,232.39